Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating Loss Carryforwards [Line Items]
Current Federal Tax Expense (Benefit)	$ 84	$ 446	$ (1,144)
Deferred Tax Assets, Operating Loss Carryforwards	80,832	94,925
Deferred Tax Assets, Capital leases	30,166	27,980
Deferred tax assets, Depreciation and Amortization	3,314	3,211
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	7,286	6,023
Income tax expense (benefit)	33,432	19,578	(7,118)
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	11,241	17,194
Deferred Tax Assets, Tax Credit Carryforwards, Other	24,714	6,649
Deferred Tax Assets, Derivative Instruments	2,924	7,552
Deferred Tax Assets, Other	3,167	3,206
Deferred Tax Assets, Gross	163,644	166,740
Operating Loss Carryforwards, Valuation Allowance	59,410	58,716
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount	59,410	58,716
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Cost and Expense	(2,197)
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Other Account	2,891
Deferred Tax Assets, Net of Valuation Allowance	104,234	108,024
Deferred Tax Liabilities Deferred Expense Depreciation And Amortization	(50,091)	(54,102)
IP installment obligation	0	(2,103)
Deferred Tax Liabilities, Capital leases	(27,694)	(28,859)
Deferred tax liabilities, investment in flow through entity	(3,078)	0
Deferred Tax Liabilities, Derivatives	0	(1,034)
Deferred Tax Liabilities, Undistributed Foreign Earnings	(5,145)	(4,592)
Deferred Tax Liabilities, Other	(2,851)	(1,490)
Deferred Tax Liabilities, Net	(88,859)	(92,180)
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	499,392
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	41,233
Undistributed Earnings of Foreign Subsidiaries	32,591
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(3,246)	(5,864)
Current State and Local Tax Expense (Benefit)	1,130	(117)	1,344
Current Foreign Tax Expense (Benefit)	26,862	33,065	26,191
Current Income Tax Expense (Benefit)	28,076	33,394	26,391
Deferred Federal Income Tax Expense (Benefit)	(1,347)	(6,673)	(1,999)
Deferred State and Local Income Tax Expense (Benefit)	(183)	2,306	(1,497)
Deferred Foreign Income Tax Expense (Benefit)	6,886	(9,449)	(30,013)
Deferred Income Tax Expense (Benefit)	5,356	(13,816)	$ (33,509)
Deferred Tax Assets, Net	15,375	$ 15,844
Interest Rate Swaption [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Derivative Instruments	1,342
Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount	4,134
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Potential tax withholding, Repatriated Earnings	8,000
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Potential tax withholding, Repatriated Earnings	9,000
Switzerland
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	38,004
Income Taxes [Member]
Operating Loss Carryforwards [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ (6)